DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Goodwill, Impairment Loss		₽ 762
Minimum
Intangible assets and goodwill
Estimated useful lives	1 year
Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days
Weighted average
Intangible assets and goodwill
Estimated useful lives	7 years 9 months 18 days
Content and software | Minimum
Intangible assets and goodwill
Estimated useful lives	1 year
Content and software | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years
Customer relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years
Customer relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days
Patents and licenses | Minimum
Intangible assets and goodwill
Estimated useful lives	3 years
Patents and licenses | Maximum
Intangible assets and goodwill
Estimated useful lives	6 years 9 months 18 days
Non-compete agreements | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years
Non-compete agreements | Maximum
Intangible assets and goodwill
Estimated useful lives	5 years
Trade names and domain names | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years
Trade names and domain names | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years
Workforce
Intangible assets and goodwill
Estimated useful lives	4 years
Supplier Relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	1 year
Supplier Relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	4 years 6 months
Other technologies and licenses | Maximum
Intangible assets and goodwill
Estimated useful lives	5 years
Food Party LLC
Intangible assets and goodwill
Goodwill, Impairment Loss	₽ 762